Schedule of Broker Exercise Prices (Details) - $ / shares		Mar. 31, 2023		Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable		151,712,379		162,129,064
Broker Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of broker options		7,541,057		5,470,799
Number of warrants exercisable		966,477		854,506
August 31, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Aug. 31, 2023	[1]	Aug. 31, 2023	[2]
Exercise price		$ 0.35	[1]	$ 0.35	[2]
Number of broker options		3,239,907	[1]	3,239,907	[2]
Number of warrants exercisable		521,993	[1]	521,993	[2]
February 16, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Feb. 16, 2024	[3]	Feb. 16, 2024	[4]
Exercise price		$ 0.40	[3]	$ 0.40	[4]
Number of broker options		351,000	[3]	351,000	[4]
Number of warrants exercisable		68,078	[3]	68,078	[4]
April 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date		Apr. 01, 2024	[5]	Apr. 01, 2024	[6]
Exercise price		$ 0.30	[5]	$ 0.30	[6]
Number of broker options		1,879,892	[5]	1,879,892	[6]
Number of warrants exercisable		264,435	[5]	264,435	[6]
March Twenty Seven Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	[7]	Mar. 27, 2026
Exercise price	[7]	$ 0.12
Number of broker options	[7]	2,070,057
Number of warrants exercisable	[7]	111,971

[1]	Exercisable into one August 2020 Unit
[2]	Exercisable into one August 2020 Unit
[3]	Exercisable into one February 2021 Unit
[4]	Exercisable into one February 2021 Unit
[5]	Exercisable into one April 2022 Unit
[6]	Exercisable into one April 2022 Unit
[7]	Exercisable into one March 2023 Unit